Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Morningstar Funds Trust
Prospectus Date	rr_ProspectusDate	Aug. 06, 2019
Morningstar International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Morningstar International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. For the period from November 2, 2018 through April 30, 2019, the Fund’s portfolio turnover rate[2] was 19% of the average value of its portfolio.

[2] Portfolio turnover rate is not annualized for periods less than one year.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking long-term capital appreciation, the Fund will normally invest at least 80% of its assets in equity securities. Under normal circumstances, the Fund will invest approximately 80-100% of its assets in securities of issuers domiciled outside of the United States. The Fund may invest in developed and emerging markets and will typically invest in a minimum of 10 countries. The Fund seeks to provide broad international equity exposure across market capitalizations and investment styles and has the flexibility to invest in large-cap, mid-cap, and small-cap common stocks across the growth and value style spectrum. The Fund may also invest in derivatives, including futures and forward foreign currency contracts, for risk management purposes or as part of its investment strategies.

Multimanager Approach—The Fund uses a multimanager approach, meaning the adviser, Morningstar Investment Management LLC (“Morningstar” or “adviser” or “we”), may allocate assets to one or more subadvisers, in addition to open- and closed-end investment companies, exchange traded funds (ETFs), and individual securities. Each subadviser acts independently from the others and uses its own investment style and process to select securities, within the constraints of the Fund’s investment objective, strategies, and restrictions. Morningstar is responsible for selecting the investment strategies and deciding what percent of assets to give to each subadviser, with the goal of maximizing return with a prudent level of risk for the strategy. Subject to the oversight of the board of trustees, Morningstar may change subadvisers and sell holdings at any time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money by investing in the Fund. The Fund can also underperform broad markets or other investments. The Fund’s principal risks include:

Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Asset Allocation Risk—In an attempt to invest in areas that look most attractive on a valuation basis, the Fund may favor asset classes or market segments that cause the Fund to underperform its benchmark.

Stock Market/Company Risk—Stocks can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors can dramatically affect the stock market as a whole, certain industry sectors, and/or individual companies.

Smaller Companies Risk—The stocks of small- or mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs.

Foreign Securities Risk—Securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. They may also be subject to political, economic and regulatory risks, and market instability.

European Market Risk—The risk of investing in Europe may be heightened due to a June 2016 referendum in which the United Kingdom voted to exit the EU. The country’s departure (known as “Brexit”) sparked depreciation in the value of the British pound, short-term declines in the stock markets and heightened risk of continued economic volatility worldwide. As of the date of this Prospectus, the United Kingdom is scheduled to withdraw from the EU by October 31, 2019. If the United Kingdom leaves the EU at that time without finalizing agreements on trade, finance and other key elements (often called a “hard Brexit”), the relationship between the United Kingdom and EU would be based on the World Trade Organization rules, under which there would be customs and regulatory checks, and tariffs imposed on goods that the United Kingdom exports. While it is not possible to determine the precise impact these events may have on the Fund, during this period and beyond, the impact on the United Kingdom and European economies and the broader global economy could be significant, resulting in negative impacts, such as increased volatility and illiquidity, and potentially lower economic growth, on markets in the United Kingdom, Europe and globally, which may adversely affect the value of the Fund’s investments.

Emerging-Markets Risk—Emerging-market countries may have relatively unstable governments and economies based on only a few industries, which can cause greater instability. These countries are also more likely to experience higher levels of inflation, deflation, or currency devaluations, which could hurt their economies and securities markets.

Geographic Concentration Risk—To the extent that the Fund invests a significant portion of its assets in a particular country, region or continent, economic, political, social and environmental conditions in such country, region or continent will have a greater effect on the Fund’s performance than they would in a more geographically diversified equity fund.

Currency Risk—Because this Fund invests in foreign securities, changes in currency exchange rates could hurt performance. Morningstar or a subadviser may decide not to hedge, or may not be successful in hedging, its currency exposure.

Investment Company and ETF Risk—An investment company, including an open- or closed-end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund has not yet been in operation for a full calendar year as of the date of this prospectus, we cannot yet report on its performance history. Once the Fund has been in operation for at least one calendar year, we will provide performance information for the Fund, as well as a comparison to a relevant market benchmark.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not yet been in operation for a full calendar year as of the date of this prospectus, we cannot yet report on its performance history.
Morningstar International Equity Fund | Morningstar International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Account Service Fee	rr_MaximumAccountFeeOverAssets	none
Management Fees	rr_ManagementFeesOverAssets	0.83%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Sub-accounting Fees	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.37%
Total Other Expenses	rr_OtherExpensesOverAssets	0.46%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.08%	[3]
1 Year	rr_ExpenseExampleYear01	$ 110
3 Years	rr_ExpenseExampleYear03	$ 405

[1]	Represents fees assessed by various financial intermediaries and “mutual fund supermarkets” for providing certain account maintenance, record keeping, and transactional services with respect to Fund shares held by these intermediaries for their customers.
[2]	Acquired Fund Fees and Expenses (AFFE) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds, exchange traded funds (ETFs), and business development companies (BDCs). These are estimated for the current fiscal year.
[3]	The adviser has agreed, through at least August 31, 2020, to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses (to the extent permitted by the Internal Revenue Code of 1986, as amended) to the extent necessary to ensure that the Fund’s Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, trading costs, acquired fund fees and expenses, short sale dividend and interest expenses, litigation expenses, and extraordinary expenses) do not exceed 1.00%. Note that Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement in the table above is greater than 1.00% as a result of Acquired Fund Fees and Expenses.